CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (147,635)		$ (1,686)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(252)
Unrealized gain on marketable securities held in Trust Account	(3,545)
Changes in operating assets and liabilities:
Prepaid expenses	(128,219)
Accrued expenses	66,883		1,450
Net cash used in operating activities	(212,768)		(236)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(57,500,000)
Net cash used in investing activities	(57,500,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid	56,350,000
Proceeds from sale of Private Placement Units	2,000,000
Proceeds from promissory note - related party			61,894
Repayment of promissory note - related party	(61,894)
Payment of offering costs	(207,199)		(61,894)
Net cash provided by financing activities	58,080,907		25,000
Net Change in Cash	368,139		24,764
Cash - Beginning of period	24,764
Cash - End of period	392,903	$ 24,764	$ 24,764
Non-cash investing and financing activities:
Issuance of Representative Shares	1,700,000	$ 25,000
Initial classification of common stock subject to possible redemption	51,091,720
Change in value of common stock subject to possible redemption	(147,636)
Deferred underwriting fee payable	$ 2,012,500